PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya VACS Series EMCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 88 .2%
Argentina : 1 .6%
510,000
(1)
Arcor SAIC, 8.250%,
10/09/2027 $ 535,780
0.6
1,100,000
(1)
YPF SA, 8.500%,
06/27/2029 937,642
1.0
1,473,422
1.6
Brazil : 4 .8%
500,000
(1)
Banco do Brasil SA/
Cayman, 6.250%,
04/18/2030 497,375
0.5
750,000
(2)
Banco do Brasil SA/
Cayman, 9.000%,
12/31/2199 754,425
0.8
700,000  Braskem Netherlands
Finance BV, 7.250%,
02/13/2033 688,366
0.8
300,000
(1)
Braskem Netherlands
Finance BV, 7.250%,
02/13/2033 295,014
0.3
250,000  Fibria Overseas
Finance Ltd., 5.500%,
01/17/2027 250,500
0.3
600,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 469,915
0.5
475,000
(1)
Minerva Luxembourg
SA, 4.375%,
03/18/2031 372,016
0.4
900,000  Nexa Resources SA,
6.500%,
01/18/2028 862,296
0.9
300,000
(1)
Suzano Austria GmbH,
7.000%,
03/16/2047 302,681
0.3
4,492,588
4.8
Cayman Islands : 1 .0%
925,000
(1)
CK Hutchison
International 23 Ltd.,
4.875%,
04/21/2033 916,219
1.0
Chile : 4 .8%
450,000  Antofagasta PLC,
5.625%,
05/13/2032 447,818
0.5
800,000  Banco de Credito
e Inversiones SA,
2.875%,
10/14/2031 663,429
0.7
600,000
(1)
Celulosa Arauco y
Constitucion SA,
4.200%,
01/29/2030 536,147
0.5
475,000
(1)
Empresa Nacional
del Petroleo, 6.150%,
05/10/2033 474,817
0.5
1,130,000  Engie Energia Chile SA,
3.400%,
01/28/2030 942,351
1.0
825,000
(1)
Inversiones CMPC SA,
6.125%,
06/23/2033 831,015
0.9
800,000  Telefonica Moviles Chile
SA, 3.537%,
11/18/2031 637,032
0.7
4,532,609
4.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
China : 2 .9%
650,000  Alibaba Group
Holding Ltd., 3.600%,
11/28/2024 $ 629,907
0.7
600,000
(1)
ENN Clean Energy
International Investment
Ltd., 3.375%,
05/12/2026 555,910
0.6
650,000
(1)
Lenovo Group Ltd.,
5.831%,
01/27/2028 648,990
0.7
950,000
(1)
Tencent Holdings Ltd.,
3.595%,
01/19/2028 884,585
0.9
2,719,392
2.9
Colombia : 4 .1%
750,000
(2)
Bancolombia SA,
4.625%,
12/18/2029 639,030
0.7
900,000  Ecopetrol SA, 8.625%,
01/19/2029 903,195
1.0
1,100,000  Ecopetrol SA, 8.875%,
01/13/2033 1,090,204
1.1
625,000
(1)
Geopark Ltd., 5.500%,
01/17/2027 507,897
0.5
450,000
(1)
Millicom International
Cellular SA, 5.125%,
01/15/2028 393,343
0.4
404,000  Oleoducto Central SA,
4.000%,
07/14/2027 354,274
0.4
3,887,943
4.1
Ghana : 0 .3%
424,000
(1)
Tullow Oil PLC,
10.250%,
05/15/2026 322,664
0.3
Guatemala : 0 .7%
800,000
(1)
CT Trust, 5.125%,
02/03/2032 642,792
0.7
Hong Kong : 2 .1%
635,000
(1)
Lenovo Group Ltd.,
6.536%,
07/27/2032 641,081
0.7
1,500,000
(1)
Melco Resorts
Finance Ltd., 5.750%,
07/21/2028 1,327,500
1.4
1,968,581
2.1
India : 4 .4%
450,000
(3)
Adani Ports & Special
Economic Zone Ltd.,
4.375%,
07/03/2029 364,839
0.4
1,200,000
(1)(3)
JSW Steel Ltd., 5.050%,
04/05/2032 971,129
1.0
525,000
(1)(2)
Network i2i Ltd.,
3.975%,
12/31/2199 471,187
0.5
535,000
(1)
Reliance Industries Ltd.,
2.875%,
01/12/2032 446,500
0.5
720,000
(1)
Reliance Industries Ltd.,
3.667%,
11/30/2027 675,873
0.7
700,000
(1)
Summit Digitel
Infrastructure Ltd.,
2.875%,
08/12/2031 553,876
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
India: (continued)
550,000
(1)
Vedanta Resources
Finance II PLC, 8.950%,
03/11/2025 $ 415,816
0.4
300,000
(1)
Vedanta Resources
Finance II PLC,
13.875%,
01/21/2024 273,994
0.3
4,173,214
4.4
Indonesia : 2 .6%
1,100,000
(1)
Medco Bell Pte Ltd.,
6.375%,
01/30/2027 1,030,739
1.1
800,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 707,000
0.7
600,000
(3)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 3.000%,
06/30/2030 513,796
0.5
250,000
(1)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 4.125%,
05/15/2027 238,357
0.3
2,489,892
2.6
Isle of Man : 0 .6%
600,000  AngloGold Ashanti
Holdings PLC, 3.375%,
11/01/2028 526,084
0.6
Israel : 4 .2%
925,000
(1)(2)
Bank Hapoalim BM,
3.255%,
01/21/2032 795,251
0.8
800,000
(1)(2)
Bank Leumi Le-
Israel BM, 3.275%,
01/29/2031 716,912
0.8
675,000
(1)
Energean Israel
Finance Ltd., 8.500%,
09/30/2033 674,578
0.7
825,000
(1)
Israel Discount
Bank Ltd., 5.375%,
01/26/2028 816,110
0.9
500,000
(1)
Israel Electric
Corp. Ltd., 4.250%,
08/14/2028 466,728
0.5
575,000
(3)
Teva Pharmaceutical
Finance Netherlands III
BV, 5.125%,
05/09/2029 522,192
0.5
3,991,771
4.2
Kazakhstan : 0 .9%
500,000  KazMunayGas National
Co. JSC, 3.500%,
04/14/2033 388,430
0.4
500,000  KazMunayGas National
Co. JSC, 6.375%,
10/24/2048 428,594
0.5
817,024
0.9
Kuwait : 2 .0%
550,000
(1)
MEGlobal BV, 2.625%,
04/28/2028 480,640
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Kuwait: (continued)
575,000  MEGlobal BV, 4.250%,
11/03/2026 $ 552,616
0.6
900,000
(1)(2)
NBK Tier 1 Financing
2 Ltd., 4.500%,
12/31/2199 828,756
0.9
1,862,012
2.0
Luxembourg : 2 .4%
1,000,000
(1)(3)
Altice Financing SA,
5.750%,
08/15/2029 775,701
0.8
625,000
(1)
Cosan Luxembourg SA,
7.500%,
06/27/2030 619,500
0.7
675,000
(1)
CSN Resources SA,
4.625%,
06/10/2031 515,934
0.5
325,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 338,230
0.4
2,249,365
2.4
Macao : 2 .3%
675,000
(3)
MGM China Holdings
Ltd., 4.750%,
02/01/2027 614,969
0.6
1,675,000  Sands China Ltd.,
5.900%,
08/08/2028 1,598,202
1.7
2,213,171
2.3
Malaysia : 1 .6%
375,000
(1)
CIMB Bank Bhd,
2.125%,
07/20/2027 335,739
0.3
650,000
(1)
GENM Capital
Labuan Ltd., 3.882%,
04/19/2031 526,413
0.6
725,000
(1)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 678,947
0.7
1,541,099
1.6
Mexico : 7 .1%
950,000
(1)
Alpek SAB de CV,
4.250%,
09/18/2029 849,775
0.9
600,000
(2)
Banco Mercantil
del Norte SA/Grand
Cayman, 7.500%,
12/31/2199 521,503
0.6
500,000
(1)(2)
Banco Mercantil
del Norte SA/Grand
Cayman, 7.500%,
12/31/2199 434,586
0.5
900,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 901,696
1.0
850,000
(1)
Cemex SAB de CV,
5.200%,
09/17/2030 795,966
0.8
750,000
(1)(2)
Cemex SAB de CV,
9.125%,
12/31/2199 760,498
0.8
650,000
(1)
GCC SAB de CV,
3.614%,
04/20/2032 552,839
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico: (continued)
500,000
(1)
Industrias Penoles
SAB de CV, 4.750%,
08/06/2050 $ 398,575
0.4
675,000  Petroleos Mexicanos,
6.875%,
08/04/2026 630,957
0.7
875,000
(1)
Petroleos Mexicanos,
10.000%,
02/07/2033 802,263
0.8
6,648,658
7.1
Morocco : 0 .5%
500,000  OCP SA, 6.875%,
04/25/2044 460,483
0.5
Netherlands : 1 .6%
625,000
(1)
Sigma Finance
Netherlands BV,
4.875%,
03/27/2028 600,609
0.6
900,000  Teva Pharmaceutical
Finance Netherlands III
BV, 8.125%,
09/15/2031 944,398
1.0
1,545,007
1.6
Oman : 1 .0%
450,000
(1)
OQ SAOC, 5.125%,
05/06/2028 427,437
0.4
550,000
(1)
Oryx Funding Ltd.,
5.800%,
02/03/2031 531,947
0.6
959,384
1.0
Panama : 2 .0%
817,614
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 698,957
0.7
396,419  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 338,889
0.4
1,000,000  C&W Senior Financing
DAC, 6.875%,
09/15/2027 873,400
0.9
1,911,246
2.0
Peru : 1 .0%
1,000,000
(2)
Banco de Credito del
Peru S.A., 3.125%,
07/01/2030 918,702
1.0
Poland : 1 .6%
775,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 771,882
0.8
785,000
(1)
Canpack SA / Canpack
US LLC, 3.125%,
11/01/2025 719,201
0.8
1,491,083
1.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Qatar : 0 .6%
650,000
(1)
Ooredoo International
Finance Ltd., 2.625%,
04/08/2031 $ 561,274
0.6
Russian Federation : 0 .1%
1,000,000
(1)(2)(4)(5)
Alfa Bank AO Via Alfa
Bond Issuance PLC,
5.950%,
04/15/2030 60,000
0.1
500,000
(1)(2)(5)
Sovcombank Via
SovCom Capital DAC,
7.750%,
12/31/2199 43,438
0.0
103,438
0.1
Saudi Arabia : 3 .8%
400,000
(1)
Arabian Centres
Sukuk II Ltd., 5.625%,
10/07/2026 366,880
0.4
525,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 448,867
0.5
650,000  EIG Pearl Holdings Sarl,
4.387%,
11/30/2046 510,825
0.6
350,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 357,995
0.4
1,400,000
(1)
Saudi Arabian Oil Co.,
2.250%,
11/24/2030 1,166,942
1.2
700,000  Saudi Arabian Oil Co.,
2.875%,
04/16/2024 683,444
0.7
3,534,953
3.8
Singapore : 0 .8%
800,000
(1)(2)
Oversea-Chinese
Banking Corp. Ltd.,
1.832%,
09/10/2030 729,752
0.8
South Africa : 1 .2%
875,000
(1)
Bidvest Group UK PLC,
3.625%,
09/23/2026 782,141
0.8
400,000  Bidvest Group UK PLC,
3.625%,
09/23/2026 357,550
0.4
1,139,691
1.2
South Korea : 5 .1%
700,000
(1)
Kookmin Bank, 2.500%,
11/04/2030 568,663
0.6
550,000
(1)(2)
Kookmin Bank, 4.350%,
12/31/2199 535,571
0.6
650,000
(1)
Korea Electric Power
Corp., 3.625%,
06/14/2025 626,387
0.6
550,000
(1)
KT Corp., 4.000%,
08/08/2025 533,430
0.6
925,000
(1)
POSCO, 5.625%,
01/17/2026 921,238
1.0
675,000
(1)(3)
POSCO, 5.750%,
01/17/2028 685,048
0.7
425,000
(1)(2)
Shinhan Financial
Group Co. Ltd., 2.875%,
12/31/2199 374,531
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
South Korea: (continued)
700,000
(1)
SK Hynix, Inc., 2.375%,
01/19/2031 $ 540,347
0.6
4,785,215
5.1
Taiwan : 0 .7%
650,000
(1)(3)
TSMC Global Ltd.,
4.625%,
07/22/2032 646,342
0.7
Tanzania : 0 .4%
400,000  AngloGold Ashanti
Holdings PLC, 6.500%,
04/15/2040 403,312
0.4
Thailand : 2 .7%
1,075,000
(2)
Bangkok Bank PCL/
Hong Kong, 3.733%,
09/25/2034 912,569
1.0
725,000
(1)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 655,550
0.7
438,000
(1)
PTTEP Treasury Center
Co. Ltd., 3.903%,
12/06/2059 315,684
0.3
700,000  Thaioil Treasury Center
Co. Ltd., 4.625%,
11/20/2028 661,234
0.7
2,545,037
2.7
Turkey : 2 .1%
250,000
(1)
Akbank TAS, 6.800%,
02/06/2026 239,163
0.2
550,000
(1)
Turk Telekomunikasyon
AS, 6.875%,
02/28/2025 522,857
0.6
550,000  Turkiye Is Bankasi AS,
6.125%,
04/25/2024 540,184
0.6
700,000
(1)
Turkiye Sise ve Cam
Fabrikalari AS, 6.950%,
03/14/2026 682,500
0.7
1,984,704
2.1
United Arab Emirates : 3 .7%
700,000  DP World Ltd./United
Arab Emirates, 6.850%,
07/02/2037 759,849
0.8
650,000
(2)
Emirates NBD Bank
PJSC, 6.125%,
12/31/2199 644,312
0.7
401,154  Galaxy Pipeline Assets
Bidco Ltd., 1.750%,
09/30/2027 370,369
0.4
465,728
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 396,588
0.4
379,940
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 305,738
0.3
525,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 552,276
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Arab Emirates: (continued)
511,130
(1)
Sweihan PV Power
Co. PJSC, 3.625%,
01/31/2049 $ 413,678
0.5
3,442,810
3.7
United Kingdom : 5 .0%
1,000,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 977,519
1.0
475,000
(1)
Antofagasta PLC,
5.625%,
05/13/2032 472,697
0.5
600,000
(1)
CK Hutchison
International 21 Ltd.,
2.500%,
04/15/2031 508,669
0.5
900,000
(2)
HSBC Holdings PLC,
5.402%,
08/11/2033 897,057
1.0
750,000
(2)
HSBC Holdings PLC,
7.390%,
11/03/2028 792,240
0.8
550,000
(1)(2)(3)
Standard Chartered
PLC, 6.170%,
01/09/2027 549,761
0.6
550,000
(1)(2)
Standard Chartered
PLC, 6.301%,
01/09/2029 553,490
0.6
4,751,433
5.0
United States : 2 .4%
700,000
(2)
Commercial Bank
PSQC, 4.500%,
12/31/2199 633,976
0.7
700,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 694,771
0.7
975,000
(1)
Sasol Financing
USA LLC, 8.750%,
05/03/2029 950,827
1.0
2,279,574
2.4
Virgin Islands (British) : 1 .5%
750,000
(1)
Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 693,678
0.7
775,000
(1)
Gold Fields Orogen
Holdings BVI Ltd.,
5.125%,
05/15/2024 767,628
0.8
1,461,306
1.5
Total Corporate Bonds/
Notes
(Cost $89,968,655)
83,123,246
88.2
SOVEREIGN BONDS : 1 .3%
Hungary : 0 .6%
575,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 569,869
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
India : 0 .7%
675,000
(1)
Export-Import Bank
of India,
5.500
%,
01/18/2033 $ 672,859
0.7
Total Sovereign Bonds
(Cost $1,244,765)
1,242,728
1.3
Total Long-Term
Investments
(Cost $91,213,420)
84,365,974
89.5
SHORT-TERM INVESTMENTS : 10 .9%
Commercial Paper: 6.4%
1,000,000  American Electric
Power Co., Inc.,
5.330
%,
07/11/2023 998,396
1.1
1,000,000  Consolidated Edison,
5.280
%,
07/05/2023 999,277
1.1
1,000,000
Duke Energy,
5.350
%,
07/13/2023 998,097
1.0
1,000,000  Enbridge (US) Inc.,
5.510
%,
07/12/2023 998,191
1.0
1,000,000  Mondelez International,
5.280
%,
07/05/2023 999,277
1.1
1,000,000  Waste Management,
Inc.,
5.330
%,
07/12/2023 998,250
1.1
Total Commercial Paper
(Cost $5,992,265)
5,991,488
6.4
Repurchase Agreements: 4.5%
1,020,125
(6)
Bank of America
Inc., Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,020,549,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,040,527, due
04/01/35-09/01/61)
1,020,125
1.1
187,173
(6)
Citigroup Global
Markets, Repurchase
Agreement dated
06/30/2023, 5.070%,
due 07/03/2023
(Repurchase Amount
$187,251, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $190,916, due
10/31/24-08/20/67)
187,173
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
1,020,125
(6)
HSBC Securities
USA, Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,020,549,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.000%, Market Value
plus accrued interest
$1,040,528, due
08/15/23-11/15/57)
$ 1,020,125
1.0
1,020,125
(6)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2023, 5.170%,
due 07/03/2023
(Repurchase
Amount $1,020,558,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.050%, Market
Value plus accrued
interest $1,040,530, due
07/28/23-06/21/28)
1,020,125
1.1
1,020,125
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,020,549,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,040,527, due
07/31/23-05/20/53)
1,020,125
1.1
Total Repurchase
Agreements
(Cost $4,267,673)
4,267,673
4.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .2%
Mutual Funds: 3.2%
3,043,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $3,043,000)
$ 3,043,000
3.2
Total Short-Term
Investments
(Cost $13,302,938)
13,302,161
14.1
Total Investments in
Securities
(Cost $104,516,358) $ 97,668,135 103.6
Liabilities in Excess of
Other Assets (3,421,807) (3.6)
Net Assets $ 94,246,328 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(3)
Security, or a portion of the security, is on loan.
(4)
Defaulted security.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of June 30, 2023, the Fund held restricted securities with a fair value of $103,438 or 0.1% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2023.
Currency Abbreviations:
USD United States Dollar

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 83,123,246 $ — $ 83,123,246
Sovereign Bonds — 1,242,728 — 1,242,728
Short-Term Investments 3,043,000 10,259,161 — 13,302,161
Total Investments, at fair value $ 3,043,000 $ 94,625,135 $ — $ 97,668,135
Other Financial Instruments+
Futures 227,367 — — 227,367
Total Assets $ 3,270,367 $ 94,625,135 $ — $ 97,895,502
Liabilities Table
Other Financial Instruments+
Futures $ (249,631) $ — $ — $ (249,631)
Total Liabilities $ (249,631) $ — $ — $ (249,631)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, Voya VACS Series EMCD Fund held the following restricted securities:
Security
Acquistition
Date
Acquisition
Cost
Fair
Value
Alfa Bank AO Via Alfa Bond Issuance PLC 11/21/2019 $ 1,005,425 $ 60,000
Sovcombank Via SovCom Capital DAC 1/30/2020 500,000 43,438
$ 1,505,425 $ 103,438
At June 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 63 09/29/23 $ 12,810,656 $ (172,367)
U.S. Treasury 5-Year Note 36 09/29/23 3,855,375 (77,264)
U.S. Treasury Ultra Long Bond 27 09/20/23 3,677,906 31,245
$ 20,343,937 $ (218,386)
Short Contracts:
U.S. Treasury 10-Year Note (62) 09/20/23 (6,960,469) 99,167
U.S. Treasury Long Bond (4) 09/20/23 (507,625) 4,116
U.S. Treasury Ultra 10-Year Note (79) 09/20/23 (9,356,562) 92,839
$ (16,824,656) $ 196,122
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 513,339
Gross Unrealized Depreciation (7,361,562)
Net Unrealized Depreciation $ (6,848,223)